RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Schedule of Consolidated Statement of Financial Position
The tables below summarize the effects of IFRS 16 on the consolidated statement of financial position as at January 1, 2019 and on the consolidated statements of income and cash flows for the year for the year ended December 31, 2019. The weighted average lessee's incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 2.43%. See also note 19.

Effect of change on consolidated statement of financial position:

	New Israeli Shekels in millions
	As at January 1, 2019
	Previous accounting policy	Effect of change	According to IFRS16 as reported
Non-current assets - Lease – right of use	-	656	656
Non-current assets - Deferred income tax asset	38	6	44

Current liabilities - Lease liabilities	-	137	137
Non-current liabilities - Lease liabilities	-	546	546
Equity	1,406	(21)	1,385

Schedule of Measurement of lease liability
New Israeli Shekels in millions
Operating lease commitments (undiscounted) disclosed as at December 31, 2018	372
Discounted using the lessee's incremental borrowing rate as of the date of initial application	328
Group's share in PHI's lease liability (see note 9)	355
Lease liability recognized as at January 1, 2019	683
Of which are:
Current lease liabilities	137
Non-current liabilities	546